JOHN HANCOCK VARIABLE INSURANCE TRUST

200 Berkeley Street

Boston, MA 02116

April 27, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Registrant”)
File Nos. 2-94157; 811-04146
CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectus and Statements of Additional Information for the Funds, each dated May 1, 2023, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the forms of Prospectus and Statements of Additional Information contained in Post-Effective Amendment No. 125 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 126 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on April 21, 2023 via EDGAR.

If you have any questions or comments, please call me at 617-572-0420.

Sincerely,

/s/ Harsha Pulluru
Harsha Pulluru
Assistant Secretary of the Trust